Secured Note Liabilities (Details) - Schedule of Fair Value of the Secured Note - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Silver price forward curve [Member]
Secured Note Liabilities (Details) - Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future metal prices were 10% higher	● Future silver prices were 10% higher
Increase (decrease)	$ 20.7	$ 16.7
Silver price forward curve one [Member]
Secured Note Liabilities (Details) - Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Future metal prices were 10% lower	● Future silver prices were 10% lower
Increase (decrease)	$ (20.9)	$ (16.9)
Discount rates (7.6% - 9.6%) [Member]
Secured Note Liabilities (Details) - Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% higher	● Discount rates were 1% higher
Increase (decrease)	$ (34.4)	$ (25.6)
Discount rates (7.6% - 9.6%) one [Member]
Secured Note Liabilities (Details) - Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Discount rates were 1% lower	● Discount rates were 1% lower
Increase (decrease)	$ 42.1	$ 30.0
Forecasted silver production [Member]
Secured Note Liabilities (Details) - Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Metal production indicated volumes were 10% higher	● Silver production indicated silver ounces were 10% higher
Increase (decrease)	$ 19.7	$ 16.7
Forecasted silver production one [Member]
Secured Note Liabilities (Details) - Schedule of Fair Value of the Secured Note [Line Items]
Inter-relationship between significant inputs and fair value measurement	● Metal production indicated volumes were 10% lower	● Silver production indicated silver ounces were 10% lower
Increase (decrease)	$ (20.1)	$ (16.9)